August 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, and Schwab Fundamental Emerging Markets Index Fund, each a series of Schwab Capital Trust

(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of Schwab Capital Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus with respect to the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, and Schwab Fundamental Emerging Markets Index Fund (the “Funds”), dated February 28, 2012, as amended August 9, 2012, filed pursuant to Rule 497(e) under the Securities Act of 1933, (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (720) 785-8524.

Very truly yours,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel